Annual Fund Operating Expenses - Aegis Value Fund - Class I	Apr. 30, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	1.36%